LIABILITIES AND DEBT - Promissory Note Payable (Details)	1 Months Ended			3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2022 USD ($)	May 31, 2021 USD ($)	Apr. 30, 2021 USD ($) shares	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Feb. 28, 2021 USD ($)	Apr. 30, 2020 USD ($)
Debt Instrument
Gross proceeds received						$ 237,500		$ 2,779,910	$ 1,701,044
Outstanding balance				$ 1,426,885		1,426,885		2,502,000	992,000
Debt Discount Cost								263,958
Promissory note payable
Debt Instrument
Aggregate principal amount			$ 1,000,000					$ 3,500,000
Gross proceeds received			$ 810,000
Warrants issued | shares			1,205
Outstanding balance				279,475		279,475
Promissory note payable | Secondary Public Offering
Debt Instrument
Percentage of outstanding principal								10
Promissory note payable | Secondary Public Offering | Maximum
Debt Instrument
Aggregate principal amount								$ 4,000,000
Promissory note payable | Secondary Public Offering | Minimum
Debt Instrument
Aggregate principal amount								2,000,000
Promissory note payable | Bailey LLC.
Debt Instrument
Aggregate principal amount								4,500,000
Repayment of outstanding principal amount		$ 1,000,000
Promissory note payable | Notes Payable to Banks
Debt Instrument
Interest expense				105,000	$ 105,000	315,000	$ 389,000	494,000	$ 472,500
Promissory note payable | Notes Payable to Banks | Bailey LLC.
Debt Instrument
Aggregate principal amount				3,500,000		$ 3,500,000		$ 3,500,000
Paycheck Protection Program, Cares Act
Debt Instrument
Aggregate principal amount											$ 203,994
Paycheck Protection Program, Cares Act | Bailey LLC.
Debt Instrument
Aggregate principal amount		$ 204,000								$ 1,347,050	$ 1,347,050
Merchant Cash Advances
Debt Instrument
Aggregate principal amount	$ 500,000
Repayment of outstanding principal amount	1,065,000
Gross proceeds received	250,000
Net proceeds	22,500
Additional short term advances				$ 607,860
Merchant Cash Advances | Common Stock
Debt Instrument
Net proceeds	$ 727,500